Produced Content, Net - Estimated Amortization Expense Relating to Existing Produced Content (Details) - Sep. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Film Cost Disclosures [Abstract]
Six months ending December 31, 2022	¥ 606,458	$ 85,255
Year ending December 31, 2023	813,023	114,293
Year ending December 31, 2024	484,622	68,127
Year ending December 31, 2025	¥ 359,486	$ 50,536